As filed with the Securities and Exchange Commission on August 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

Adams Harkness Small Cap Growth Fund

Semi-Annual Report
June 30, 2012
(Unaudited)

ADAMS HARKNESS SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

Dear Shareholder,

The first half of the year was a strong one for the Adams Harkness Small Cap Growth Fund (the “Fund”). Markets started off strongly in the beginning of the year, but drifted downward in the spring as concerns grew over Europe and the potential for a slowdown in the United States heightened. There is a “tug of war” going on in the market: on the negative side, the macroeconomic environment is as bad as anything we have ever seen, with concerns over Europe, China’s slowdown, the tepid pace of the U.S. economic recovery, the election, the looming fiscal cliff. . .the list of negatives is long and dire and often weighs on the market.  On the positive side are corporate earnings, which continue to grow; strong company balance sheets, and the overall valuation of the stock market, which is not excessive relative to historical measures. In sum, it is truly a “stock picker’s market”.

All sectors of the portfolio contributed to the Fund’s outperformance against the Fund’s benchmark, the Russell 2000 Growth Index, with the exception of financials, materials and consumer staples. We were underweight in all three sectors, and our stock selection also slightly detracted from performance in those sectors, but overall those three sectors were only modestly negative. The strongest contributors to performance in the first half of the year were the health-care, technology, and consumer discretionary sectors.

Among the stronger performers in the Fund for the period were Pharmacyclics, a biotechnology company that is applying targeted therapy to difficult cancers; Mellanox Technologies, which makes connection solutions for computing storage, computing and communication applications that enable them to process large amounts of data very quickly; Lumber Liquidators, which offers better quality wood floors to consumers at great prices and is revitalizing its operations under a new management team. Among our disappointments in the first half of the year were BroadSoft, a provider of software and services that enable unified communications over Internet protocol (IP) based networks, which was hurt by concerns over telephone companies’ spending plans; Hercules Offshore, an oil services company hurt by the decline in the price of oil, and Polypore International, which makes filters for the batteries that power electric vehicles and was hurt by the bumpiness in that market.

During the first half of this year, we focused on increasing our weighting in industrial companies and biotechnology companies. Why industrials? Our research indicates that the impact of shale gas and oil development has potentially very positive long term implications for the U.S. industrial sector, because it provides the United States with a secure and plentiful source of energy, both from natural gas and petroleum. This source of energy increases our global competitiveness in industrial sectors and as a result we are starting to see a bit of a renaissance in this sector. We believe this uptick could be the beginning of a long term, multi decade trend that creates a bit more balance in our economy. In addition to having very positive implications for the stock market, it also provides us as small cap stock pickers, with potentially good investment opportunities. Similarly, in the biotechnology arena, as we did our research we were struck by the number of smaller companies that we view as “second generation”: these companies have developed their drugs in the decade since the human genome was mapped. As a result, their drugs are very targeted; they are designed to only target the cancer cells themselves and not impact a patient’s healthy cells, and therefore have fewer side effects than chemotherapy; as a result, they have the potential to be very effective. These

1

ADAMS HARKNESS SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

companies have several characteristics that we find intriguing: they declare that their results can bereplicated—if it works in a small subset of patients, it should work in all the patients with that particular mechanism of action in their cancer—thus, the drug has a higher probability of being approved by the FDA than did earlier biotechnology drugs, which could often have unexpected side effects in a larger population. Additionally, while these newer drugs will lower the level of cancer cells, they never disappear completely—that means the patients have to be on the drugs essentially as long as they live. We see the situation in cancer treatment today as very similar to the situation in AIDS two decades ago—cancer patients will use a variety of therapies, but with these new drugs will eventually have the potential to live longer and healthier lives. For the companies, the combination of a higher rate of drug approval and the annuity stream of the drugs, once approved, should lead to higher valuations. We believe we are in the beginnings of the “Biotech Revolution”, as we call it.

We continue to remain reasonably constructive on the market for the rest of the year. The macroeconomic backdrop continues to have a lot of crosscurrents, but we do not believe it will turn out to be disastrous. While we expect there will be additional “growth scares” or “bumps in the road” as we move through 2012, we do expect the backdrop to remain favorable and the market to reward companies with strong earnings growth with multiple expansion. Most importantly, we believe our focus on individual stocks and strong secular themes, driven by our investment process, will enable us to continue to identify potential opportunities that may be of benefit to the portfolio.

Sincerely,
Mary Lisanti, CFA
President & Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

The views in this report were those of the Fund manager as of June 30, 2012, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

2

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

	Security			Security
Shares	Description	Value	Shares	Description	Value
Common Stock - 99.2%			2,415	Hornbeck Offshore Services, Inc. (a)	$93,654
Biotechnology - 6.9%			11,567	Kodiak Oil & Gas Corp. (a)	94,965
14,305	Affymax, Inc. (a)	$184,248	5,064	Sanchez Energy Corp. (a)	105,331
2,215	Arena Pharmaceuticals, Inc. (a)	22,106			524,881
8,535	Ariad Pharmaceuticals, Inc. (a)	146,887	Financial Services - 5.2%
4,970	Incyte Corp., Ltd. (a)	112,819	510	Altisource Portfolio Solutions SA (a)	37,347
3,205	Isis Pharmaceuticals, Inc. (a)	38,460	1,595	Bank of the Ozarks, Inc.	47,978
5,945	Pharmacyclics, Inc. (a)	324,657	4,735	Bankrate, Inc. (a)	87,077
		829,177	3,445	Cardtronics, Inc. (a)	104,073
Business Services - 16.4%			7,140	PrivateBancorp, Inc.	105,386
440	CoStar Group, Inc. (a)	35,728	13,645	Western Alliance Bancorp. (a)	127,717
5,370	DealerTrack Holdings, Inc. (a)	161,691	1,980	Wright Express Corp. (a)	122,206
2,720	Dycom Industries, Inc. (a)	50,619			631,784
17,415	Innerworkings, Inc. (a)	235,625	Health-Care - 17.5%
3,000	Liquidity Services, Inc. (a)	153,570	7,400	ABIOMED, Inc. (a)	168,868
5,600	Mistras Group, Inc. (a)	147,168	10,915	Acadia Healthcare Co., Inc. (a)	191,449
3,395	Sourcefire, Inc. (a)	174,503	9,800	Akorn, Inc. (a)	154,546
10,259	Tangoe, Inc. (a)	218,619	5,475	Align Technology, Inc. (a)	183,194
3,635	The Advisory Board Co. (a)	180,260	8,750	Amarin Corp PLC, ADR (a)	126,525
2,610	Ultimate Software Group, Inc. (a)	232,603	6,750	Conceptus, Inc. (a)	133,785
4,500	United Rentals, Inc. (a)	153,180	2,260	Cyberonics, Inc. (a)	101,564
8,130	WageWorks, Inc. (a)	122,438	8,037	Endologix, Inc. (a)	124,091
6,795	Web.com Group, Inc. (a)	124,484	5,435	ExamWorks Group, Inc. (a)	71,905
		1,990,488	1,415	HeartWare International, Inc. (a)	125,652
Consumer Discretionary - 15.2%			1,345	Medivation, Inc. (a)	122,933
2,135	Allegiant Travel Co. (a)	148,767	5,095	NuVasive, Inc. (a)	129,209
1,390	Buffalo Wild Wings, Inc. (a)	120,430	1,165	Salix Pharmaceuticals, Ltd. (a)	63,423
2,700	Carter's, Inc. (a)	142,020	2,355	Vivus, Inc. (a)	67,212
5,250	Fifth & Pacific Co., Inc. (a)	56,332	4,430	Vocera Communications, Inc. (a)	118,680
7,125	Greenway Medical Technologies (a)	116,209	3,695	Volcano Corp. (a)	105,862
1,810	Ignite Restaurant Group, Inc. (a)	32,779	5,775	Wright Medical Group, Inc. (a)	123,296
3,420	Leapfrog Enterprises, Inc. (a)	35,089			2,112,194
2,520	Lithia Motors, Inc.	58,086	Industrials - 9.4%
7,700	Lumber Liquidators Holdings, Inc. (a)	260,183	2,340	Chart Industries, Inc. (a)	160,898
795	Portfolio Recovery Associates, Inc. (a)	72,552	5,465	Enphase Energy, Inc. (a)	33,992
7,340	Ryland Group, Inc.	187,757	6,920	On Assignment, Inc. (a)	110,443
2,650	Smart Balance, Inc. (a)	24,883	2,950	Polypore International, Inc. (a)	119,150
9,150	Sonic Corp. (a)	91,683	1,110	Proto Labs, Inc. (a)	31,924
5,100	Spirit Airlines, Inc. (a)	99,246	10,505	Spirit Aerosystems Holdings, Inc. (a)	250,334
22,515	Standard Pacific Corp. (a)	139,368	4,345	Titan International, Inc.	106,583
1,780	The Hain Celestial Group, Inc. (a)	97,971	6,670	Titan Machinery, Inc. (a)	202,568
895	The Jack in the Box, Inc. (a)	24,953	3,210	Westport Innovations, Inc. (a)	117,968
2,335	Vitamin Shoppe, Inc. (a)	128,262			1,133,860
		1,836,570	Retail - 6.4%
Energy - 4.3%			3,182	Francesca's Holdings Corp. (a)	85,946
3,470	Approach Resources, Inc. (a)	88,624	1,450	Hibbett Sports, Inc. (a)	83,680
3,715	Bonanza Creek Energy, Inc. (a)	61,780	16,680	HOT Topic, Inc.	161,629
5,810	Goodrich Petroleum Corp. (a)	80,527	1,990	Mattress Firm Holding Corp. (a)	60,317
			2,160	Michael Kors Holdings, Ltd. (a)	90,374

See Notes to Financial Statements.	3

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

	Security		The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.
Shares	Description	Value	The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on
2,345	The Fresh Market, Inc. (a)	$125,762	valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
4,260	Zumiez, Inc. (a)	168,696	Financial Statements.
		776,404	Valuation Inputs	Investments in Securities
Software - 3.9%			Level 1 - Quoted Prices	$12,005,848
7,640	Aspen Technology, Inc. (a)	176,866	Level 2 - Other Significant Observable Inputs	-
1,955	Demandware, Inc. (a)	46,314	Level 3 - Significant Unobservable Inputs	-
13,208	LivePerson, Inc. (a)	251,744	Total	$12,005,848
		474,924
Technology - 14.0%			The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.
7,255	Allot Communications, Ltd. (a)	202,124
4,790	Cirrus Logic, Inc. (a)	143,125	There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.
3,370	CommVault Systems, Inc. (a)	167,051	AFA
2,590	Cornerstone OnDemand, Inc. (a)	61,668	PORTFOLIO HOLDINGS
2,155	Guidewire Software, Inc. (a)	60,599	% of Total Investments
820	Imperva, Inc. (a)	23,632	Biotechnology	6.9%
7,230	InvenSense, Inc. (a)	81,699	Business Services	16.6%
2,505	Jive Software, Inc. (a)	52,580	Consumer Discretionary	15.3%
4,515	Mellanox Technologies, Ltd. (a)	319,843	Energy	4.4%
4,750	Monolithic Power Systems, Inc. (a)	94,382	Financial Services	5.3%
255	OpenTable, Inc. (a)	11,478	Health-Care	17.6%
9,845	Procera Networks, Inc. (a)	239,332	Industrials	9.4%
1,575	ServiceNow, Inc. (a)	38,745	Retail	6.5%
1,625	Ubiquiti Networks, Inc. (a)	23,156	Software	3.9%
4,120	Veeco Instruments, Inc. (a)	141,563	Technology	14.1%
1,475	Volterra Semiconductor Corp. (a)	34,589		100.0%
		1,695,566
Total Common Stock
(Cost $10,229,392)		12,005,848
Total Investments - 99.2%
(Cost $10,229,392)*		$12,005,848
Other Assets & Liabilities, Net – 0.8%		95,893
Net Assets – 100.0%		$12,101,741

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$1,888,558
Gross Unrealized Depreciation		(112,102)
Net Unrealized Appreciation		$1,776,456

See Notes to Financial Statements.	4

ADAMS HARKNESS SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012

ASSETS
Total investments, at value (Cost $10,229,392)	$12,005,848
Cash	216,290
Receivables:
Fund shares sold	4,513
Investment securities sold	255,586
Dividends and interest	41
Prepaid expenses	12,539
Total Assets	12,494,817

LIABILITIES
Payables:
Investment securities purchased	352,159
Fund shares redeemed	4,255
Accrued Liabilities:
Adviser	Investment adviser fees	8,948
Fund services fees	5,768
Other expenses	21,946
Total Liabilities	393,076

NET ASSETS	$12,101,741

COMPONENTS OF NET ASSETS
Paid-in capital	$12,746,380
Distributions in excess of net investment income	(104,641)
Accumulated net realized loss	(2,316,454)
Net unrealized appreciation	1,776,456
NET ASSETS	$12,101,741
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	898,743
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$13.47
*	Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	5

ADAMS HARKNESS SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
JUNE 30, 2012

INVESTMENT INCOME
Dividend income	$3,257
Interest income	183
Total Investment Income	3,440
Adviser
EXPENSES
Investment adviser fees	58,156
Fund services fees	89,597
Shareholder service fees	14,539
Custodian fees	2,560
Registration fees	9,364
Professional fees	21,238
Trustees' fees and expenses	216
Miscellaneous expenses	13,921
Total Expenses	209,591
Fees waived and expenses reimbursed	(104,910)
Net Expenses	104,681

NET INVESTMENT LOSS	(101,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	586,374
Net change in unrealized appreciation (depreciation) on investments	986,237
NET REALIZED AND UNREALIZED GAIN	1,572,611
INCREASE IN NET ASSETS FROM OPERATIONS	$1,471,370

See Notes to Financial Statements.	6

ADAMS HARKNESS SMALL CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2012	#	41090 #	#	40908
		For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
OPERATIONS
Net investment loss		$(101,241)		$(199,335)
Net realized gain		586,374		785,802
Net change in unrealized appreciation (depreciation)		986,237		(1,339,176)
Increase (Decrease) in Net Assets Resulting from Operations		1,471,370		(752,709)

CAPITAL SHARE TRANSACTIONS
Sale of shares		860,010		2,700,638
Redemption of shares		(994,403)		(4,191,697)
Redemption fees		-		1,233
Decrease in Net Assets from Capital Share Transactions		(134,393)		(1,489,826)
Increase (Decrease) in Net Assets		1,336,977		(2,242,535)

NET ASSETS
Beginning of Period		10,764,764		13,007,299
End of Period (Including line (a))		$12,101,741		$10,764,764

SHARE TRANSACTIONS
Sale of shares		66,225		205,043
Redemption of shares		(77,638)		(327,768)
Decrease in Shares		(11,413)		(122,725)

(a) Distributions in excess of net investment income.		$(104,641)		$(3,400)

See Notes to Financial Statements.	7

ADAMS HARKNESS SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended June 30, 2012		For the Years Ended December 31,
			2011	2010	2009	2008	2007
NET ASSET VALUE, Beginning
of Period	$11.83		$12.59	$9.34	$7.69	$14.38	$12.36
INVESTMENT OPERATIONS
Net investment loss (a)	(0.11)		(0.20)	(0.23)	(0.23)	(0.19)	(0.23)
Net realized and unrealized
gain (loss)	1.75		(0.56)	3.48	1.88	(6.23)	2.77
Total from Investment
Operations	1.64		(0.76)	3.25	1.65	(6.42)	2.54
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain	—		—	—	—	(0.27)	(0.52)
REDEMPTION FEES (a)	—		— (b)	— (b)	— (b)	— (b)	— (b)
NET ASSET VALUE, End of Period	$13.47		$11.83	$12.59	$9.34	$7.69	$14.38
TOTAL RETURN	13.78	%(c)	(6.04)%	34.80%	21.46%	(44.63)%	20.54%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period
(000's omitted)	$12,102	$10,765		$13,007	$12,404	$13,978	$28,505
Ratios to Average Net Assets:
Net investment loss	(1.74	)%(d)	(1.59)%	(2.25)%	(2.97)%	(1.68)%	(1.70)%
Net expense	1.80	%(d)	1.80%	2.34%	3.08%	1.90%	1.82%
Gross expense (e)	3.60	%(d)	3.40%	3.63%	4.01%	2.78%	2.36%
PORTFOLIO TURNOVER RATE	146	%(c)	324%	319%	381%	521%	380%

(a)						Calculated based on average shares outstanding during each period.
(b)						Less than $0.01 per share.
(c)						Not annualized.
(d)						Annualized.
(e)						Reflects the expense ratio excluding any waivers or reimbursements.

See Notes to Financial Statements.	8

ADAMS HARKNESS SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 1. Organization

The Adams Harkness Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

ADAMS HARKNESS SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

The aggregate value by input level, as of June 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10

ADAMS HARKNESS SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Note 3. Fees and Expenses

Investment Adviser – AH Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the Transfer Agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the shares held by such customers.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

11

ADAMS HARKNESS SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 4. Fees Waived

During the period, certain Fund service providers have voluntarily agreed to waive a portion of their fees. The Fund’s Adviser has voluntarily agreed to waive a portion of its fees and/or reimburse expenses so to cap the expense ratio at 1.80%. These voluntary waivers may be reduced or eliminated at any time. For the six months ended June 30, 2012, fees waived were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$48,710	$56,200	$104,910

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the six months ended June 30, 2012, were $16,741,723 and $16,995,086, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of December 31, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Unrealized Appreciation	$520,506
Capital and Other Losses	(2,636,515)
Total	$(2,116,009)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

As of December 31, 2011, the Fund had capital loss carryforwards to offset future capital gains of $2,636,515, expiring in 2017.

12

ADAMS HARKNESS SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

ADAMS HARKNESS SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 441-7031, on the Fund's website at www.ahsmallcap.com and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031, on the Fund's website at www.ahsmallcap.com and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012, through June 30, 2012.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not
14

ADAMS HARKNESS SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2012	June 30, 2012	Period*	Ratio*
Actual	$1,000.00	$1,137.79	$9.57	1.80%
Hypothetical (5% return before taxes)	$1,000.00	$1,015.91	$9.02	1.80%

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

15

Polaris Global Value Fund

Semi-Annual Report

June 30, 2012

(Unaudited)

Polaris

Capital Management, LLC

http://www.polarisfunds.com

(888) 263-5594

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis	6
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	20

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

Dear Fellow Shareholder,

The Polaris Global Value Fund (the "Fund") outperformed the benchmark, MSCI World Index (the "Index"), for the six-month period ended June 30, 2012. The Fund returned 10.14% versus the Index, which posted 5.91%.

The Fund benefitted from strong stock selection, diversified across countries and sectors. Many of the Fund’s holdings announced strong earnings, attractive business trends and healthy cash flows likely to withstand continued market volatility. U.S. based companies contributed the most to performance during the six-month period, as most of the Fund's U.S. holdings posted positive returns. The following table summarized total returns through June 30, 2012.

	2012			Annualized As of June 30, 2012
	YTD	QII	QI	1 Yr	3 Yrs	5 Yrs	10 Yrs	15 Yrs	20 Yrs	ITD*
Polaris Global Value Fund	10.14%	-4.17%	14.94%	-4.38%	14.61%	-4.31%	6.66%	6.11%	9.51%	8.73%
MSCI World Index	5.91%	-5.07%	11.56%	-4.98%	10.97%	-2.96%	5.18%	3.60%	6.48%	5.41%

*Inception-to-date (Inception 7/31/1989)

Performance data quoted represents past performance and is no guarantee of future results.  Current performance may be lower or higher than the performance data quoted.  Returns for more than one year are annualized.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.  For the most recent month end performance, please call (888) 263-5594 or visit the Fund’s website at www.polarisfunds.com. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 1.36%. Quarter end expense ratio is 1.38%; this ratio is based on amounts incurred during the most recent quarter, divided by the average assets for the period multiplied by 366 and divided by the number of days in the quarter. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower. See page 4 for additional disclosure.  Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

The table above shows that the Fund’s long-term performance has exceeded benchmark returns with lower market risk, as measured by the beta statistic of 0.93 since the Fund’s inception (volatility measurement relative to the MSCI World Index).

SIX-MONTH PERFORMANCE ANALYSIS:

While global markets experienced growth inflections in the first quarter of 2012, with most countries in the MSCI World Index (except Spain) in positive territory, the trend reversed in the second quarter on European fiscal concern and slowing GDP growth in China. Yet, eight of 10 sectors contributed positively to six-month returns, led by financials, consumer discretionary, healthcare and consumer staples.

U.S.-based Southwest Bancorp posted double-digit returns, benefitting from management's 2011 decision to sell off problem loans and other non-performing assets. Southwest started 2012 with an improved balance sheet and a focus on commercial/healthcare banking in the fairly resilient Southern U.S. markets. In early 2012, Ameris Bancorp announced its ninth FDIC facilitated purchase, continuing its growth through acquisition strategy. Although the stock was up markedly this period, we expect that it has further upside potential.

1

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

Colony Bankcorp was the highest total portfolio gainer in absolute terms for the six-month timeframe, after reporting positive 2012 net income. The company also appointed Edward Loomis as the bank's president and CEO, with a mandate for resolving problem assets and increasing earnings. A resilient Swedish economy boosted lending growth at Scandinavian bank Svenska Handelsbanken.

U.S.-based children's clothing manufacturer Carter's Inc. boosted returns in the consumer discretionary sector. The company surpassed guidance in first quarter results, pointing to higher gross margins due to product mix and higher prices. The company went on to raise full year forecasts, noting increasing market share in Canada. This confluence of events and announcements aided the stock price.

U.K. homebuilders Barratt Developments, Persimmon, Taylor Wimpey and Bellway all posted double-digit returns for the six-month period, benefitting from increased mortgage approvals and modestly rising house prices. On a fundamental basis, Barratt Developments highlighted increasing order books and higher margin building sites. Persimmon and Taylor Wimpey each announced dividend programs.

Questcor Pharmaceuticals led healthcare performance, after posting strong March quarter 2012 returns due to increasing sales of H.P. Acthar Gel and its expected adoption for rheumatology. Insurer UnitedHealth posted positive returns, as the trend toward higher deductible plans impeded patient spending on medical services.

In consumer staples, convenience food producer Greencore posted strong first half sales due to extra volumes from new businesses. The company acquired Uniq, a Marks & Spencer supplier, last year, and Marketfare, a leading supplier to 7-Eleven stores on the East Coast of the U.S., in April. The stock price was up on news of a potential takeover bid that management shunned on valuation grounds. We believe the stock is still extremely undervalued with the opportunity to grow exponentially in the coming months.

Two Japanese consumer staples companies, Meiji Holdings and Nichirei Corp., both posted positive returns. Negatively affected by the March 2011 earthquake, both companies have since resumed stable operations and are capitalizing on growing domestic demand for frozen foods and dairy products.

Verizon Communications produced double digit returns, benefitting from higher smart phone penetration and migration to tiered data sharing plans amongst its customers. However, the telecom sector was in negative territory for the six-month period, hindered by Frontier Communications. Frontier declined after cutting its dividend and investor pessimism continued to drag on the stock price. Notwithstanding the conservative move by Frontier's management, we believe the company had already built in enough cash flow to complete the Verizon rural-lines merger integration and build out service.

In information technology, ATM manufacturer Wincor Nixdorf experienced slower sales due to reduced capital spending trends among European banks. While this issue will likely prevail until resolution of the European debt crisis, Wincor Nixdorf has other profitable business lines in retail and emerging markets.

Reduced capital expenditures also impacted software outsourcing, with Infosys noting external projects postponements. The market has demanded that Infosys grow its business quickly and institute dividends; the company has been unwilling to cede, using capital to bolster margins. However, its evolving business model of thirds (outsourcing, consultancy and platform-based products) should prove investor-friendly.

ASSET ALLOCATION:

During the six-month period, we continued our "defensive" portfolio restructuring, selling companies with fundamental deterioration or further downside exposure.  Japanese shipping company Iino Kaiun repurchased the Fund's holdings, which we sold due to a depressed outlook in shipping. We sold two European financials during the quarter, based on dour projections for the next three to five

2

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

years. Higher inflation and interest rates in India have resulted in slowing GDP growth and higher non-performing loans. While State Bank of India remains a good value, our concern to protect against declines led us to sell our holdings in the company.

We exited U.S. electronic instruments manufacturer Ametek, after a spate of strong performance reached our valuation targets.  When South African-based mining company Metorex was acquired by the Jinchuan Group of China for its assets in the Democratic Republic of the Congo, our holdings in the company were sold for cash.

We held cash from these sales, awaiting opportunities to purchase new holdings on market declines. This strategy came to fruition in May, when we purchased a number of undervalued but fundamentally-sound companies and added to a number of existing holdings. During the period, we purchased information technology, consumer discretionary and financial sector stocks. Italy’s Lottomatica offers counter-cyclical cash flows from its lottery game operations, helping budget-strapped governments worldwide raise revenues.

In recent months, our research indicated that many U.S. IT companies were undervalued and cash rich. We bought Microsoft on expectations of growth of its Windows operating systems, while copier company Xerox was purchased due to its attractive service business. Another addition was Western Union, which offers the most extensive global money transfer business of any operator. An investment was made in a long-followed Massachusetts-based bank, Brookline Bancorp, which offers good value and an increasingly valuable franchise after its acquisition of Bancorp Rhode Island.

The following table shows the Fund’s asset allocation at June 30, 2012.

Polaris Global Value Fund Asset Allocation
	Portfolio Weighting	Energy	Utilities	Materials	Industrials	Consumer Discretionary	Consumer Staples	Health Care	Financials	Info. Tech.	Telecom Services	Cash
N. America	45.46%	2.80%	2.87%	2.82%	2.80%	1.24%	2.50%	8.84%	13.71%	5.67%	2.21%	0.00%
Japan	6.54%	0.00%	0.00%	1.25%	0.00%	0.00%	3.87%	0.00%	0.00%	0.00%	1.42%	0.00%
Other Asia	6.40%	1.04%	0.98%	1.26%	0.00%	0.00%	0.00%	0.00%	0.00%	3.12%	0.00%	0.00%
Europe	30.99%	0.96%	0.00%	7.31%	1.19%	10.50%	2.35%	3.14%	3.19%	1.20%	1.16%	0.00%
Scandinavia	9.13%	0.00%	0.00%	0.00%	3.47%	1.56%	0.00%	0.00%	4.10%	0.00%	0.00%	0.00%
Africa & S. America	1.31%	1.31%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.17%
Industry Totals	100.00%	6.11%	3.85%	12.64%	7.46%	13.30%	8.71%	11.98%	21.00%	9.99%	4.78%	0.17%

    Table may not cross foot due to rounding.

INVESTMENT ENVIRONMENT AND STRATEGY:

We continue to expect slow, mixed growth, with some sectors and geographies doing better than others. European and Greek-specific debt problems will linger, causing global governments to deploy "patchwork" solutions to avoid a recession recurrence.  This was certainly evident in the U.S., with aggressive fiscal stimulus - Operation Twist - that has been extended to year end.

The long process of global financial deleveraging will continue to add volatility, which in turn creates market inefficiencies (i.e. stock prices not reflective of business strengths/cash flows) that lead to attractively priced companies. In early 2012 our strategy has been to patiently anticipate and wait for these market fluctuations, allowing us to buy companies with strong long-term fundamentals that have the capacity to develop even in slow-growth markets.

3

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

As always, we welcome your questions and comments.

Sincerely,

Bernard R. Horn, Jr.
Portfolio Manager

IMPORTANT INFORMATION

The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets. Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.

On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

4

POLARIS GLOBAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

As of June 30, 2012, the Fund’s largest equity holdings and the percentages they represent in the Fund’s total net assets are presented in the following table. Please note management generally constructs an equally weighted portfolio that we believe provides better overall diversification.

Issuer	Percentage of Total Net Assets	Issuer	Percentage of Total Net Assets
Questcor Pharmaceuticals, Inc.	2.58%	Persimmon PLC	1.74%
Greencore Group PLC	2.34%	Mac-Gray Corp.	1.66%
Samsung Electronics Co., Ltd.	2.11%	Independent Bank Corp.	1.65%
Ameris Bancorp	2.06%	The Chubb Corp.	1.64%
Bellway PLC	1.98%	Christian Dior SA	1.64%
Taylor Wimpey PLC	1.96%	Webster Financial Corp.	1.62%
UnitedHealth Group, Inc.	1.85%	Quest Diagnostics, Inc.	1.60%
Hannover Rueckversicherung AG	1.79%	Svenska Handelsbanken AB, Class A	1.60%
Barratt Developments PLC	1.77%	NextEra Energy, Inc.	1.56%
Kone Oyj, Class B	1.75%	Duni AB, Class A	1.55%

The MSCI World Index measures the performance of a diverse range of 24 developed countries’ stock markets including the United States, Canada, Europe, the Middle East and the Pacific. The MSCI World Index is unmanaged and includes the reinvestment of dividends, net of withholding taxes. One cannot invest directly in an index.

The views in this letter were those of the Fund manager as of June 30, 2012, and may not reflect the views of the manager on the date this letter is published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

The Fund’s annual performance as compared to the benchmark is as follows:

Historical Calendar Year Annual Returns (years ended December 31)

	Polaris Global Value Fund	MSCI World Index		Polaris Global Value Fund	MSCI World Index
2011	-8.16%	-5.54%	2000	-5.82%	-13.18%
2010	20.64%	11.76%	1999	16.50%	24.93%
2009	35.46%	29.99%	1998	-8.85%	24.34%
2008	-46.19%	-40.71%	1997	34.55%	15.76%
2007	-3.97%	9.04%	1996	23.34%	13.48%
2006	24.57%	20.07%	1995	31.82%	20.72%
2005	10.52%	9.49%	1994	-2.78%	5.08%
2004	23.63%	14.72%	1993	25.70%	22.50%
2003	47.06%	33.11%	1992	9.78%	-5.23%
2002	3.82%	-19.89%	1991	17.18%	18.28%
2001	2.21%	-16.82%	1990	-11.74%	-17.02%

5

POLARIS GLOBAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2012

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris Global Value Fund (the “Fund”) compared with the performance of the benchmark, Morgan Stanley Capital International World Index ("MSCI World Index"), over the past ten fiscal years. The MSCI World Index measures the performance of a diverse range of 24 developed countries’ stock markets including the United States, Canada, Europe, the Middle East and the Pacific. The total return of the MSCI World Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the MSCI World Index does not include expenses. The Fund is professionally managed while the MSCI World Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 263-5594 or visit the Fund's website at www.polarisfunds.com. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 1.36%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index

Annual Total Returns Periods Ended June 30, 2012	One Year	Five Year	Ten Year
Polaris Global Value Fund	-4.38%	-4.31%	6.66%
MSCI World Index	-4.98%	-2.96%	5.18%

6

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

	Security			Security
Shares	Description	Value	Shares	Description	Value
Common Stock - 98.9%			Israel - 1.3%
Australia - 1.3%			52,800	Teva Pharmaceutical Industries, Ltd., ADR	$2,082,432
30,900	BHP Billiton, Ltd., ADR	$2,017,770
			Italy - 2.1%
Belgium - 1.0%			114,389	Lottomatica Group SpA	2,200,340
15,936	Solvay SA, Class A	1,568,589	206,850	Trevi Finanziaria Industriale SpA	1,144,975
					3,345,315
Canada - 1.5%			Japan - 6.5%
88,837	Methanex Corp.	2,474,627	90,900	Asahi Group Holdings, Ltd.	1,943,430
			354	KDDI Corp.	2,271,871
Finland - 3.5%			46,916	MEIJI Holdings Co., Ltd.	2,145,218
46,488	Kone Oyj, Class B	2,802,098	432,000	Nichirei Corp.	2,113,117
38,520	Konecranes Oyj	1,008,089	1,040,000	Showa Denko KK	2,003,628
103,010	YIT Oyj	1,744,204			10,477,264
		5,554,391	Norway - 1.2%
France - 4.3%			198,296	DNB ASA	1,965,076
19,265	Christian Dior SA	2,639,118
106,100	Etablissements Maurel et Prom	1,529,329	South Korea - 2.1%
42,941	Imerys SA	2,178,563	3,227	Samsung Electronics Co., Ltd.	3,383,793
62,939	Transgene SA (a)	589,404
		6,936,414	South Africa - 1.3%
Germany - 8.2%			50,270	Sasol, Ltd.	2,105,511
26,900	BASF SE	1,862,094
168,900	Deutsche Telekom AG	1,849,730	Sweden - 4.4%
48,400	Hannover Rueckversicherung AG	2,872,020	305,200	Duni AB, Class A	2,492,797
15,900	Muenchener Rueckversicherungs AG, Class R	2,236,498	107,502	Investor AB, Class B	2,046,710
77,500	Symrise AG	2,352,848	78,200	Svenska Handelsbanken AB, Class A	2,562,786
54,216	Wincor Nixdorf AG	1,919,716			7,102,293
		13,092,906	Switzerland - 1.5%
Hong Kong - 1.0%			42,300	Novartis AG	2,357,551
2,196,000	Guangdong Investment, Ltd.	1,579,500
			Thailand - 1.0%
India - 1.0%			921,550	Thai Oil PCL	1,668,423
35,905	Infosys, Ltd., ADR	1,617,879
			United Kingdom - 7.9%
Ireland - 4.7%			1,302,102	Barratt Developments PLC (a)	2,836,650
104,342	CRH PLC	1,995,196	235,618	BBA Aviation PLC	752,787
3,178,936	Greencore Group PLC	3,758,914	243,588	Bellway PLC	3,185,488
260,393	Smurfit Kappa Group PLC	1,746,494	293,276	Persimmon PLC	2,797,226
		7,500,604

See Notes to Financial Statements.	7

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

	Security
Shares	Description			Value
4,214,122	Taylor Wimpey PLC			$3,153,457
				12,725,608
United States - 43.1%
50,200	Allete, Inc.			2,098,360
262,650	Ameris Bancorp (a)			3,309,390
152,404	Astoria Financial Corp.			1,493,559
62,400	Brookline Bancorp, Inc.			552,240
139,467	Brooks Automation, Inc.			1,316,568
37,851	Carter's, Inc. (a)			1,990,963
169,774	Colony Bankcorp, Inc. (a)			803,031
62,200	Forest Laboratories, Inc. (a)			2,176,378
538,514	Frontier Communications Corp.			2,062,509
27,667	General Dynamics Corp.			1,824,915
37,400	H.J. Heinz Co.			2,033,812
76,838	Hewlett-Packard Co.			1,545,212
90,924	Independent Bank Corp.			2,655,890
112,063	International Bancshares Corp.			2,187,470
189,565	Mac-Gray Corp.			2,670,971
79,682	Marathon Oil Corp.			2,037,469
54,591	Marathon Petroleum Corp.			2,452,228
68,000	Microsoft Corp.			2,080,120
36,344	NextEra Energy, Inc.			2,500,831
27,200	Peoples Bancorp, Inc.			597,856
18,865	Praxair, Inc.			2,051,191
42,933	Quest Diagnostics, Inc.			2,571,687
77,801	Questcor Pharmaceuticals, Inc. (a)			4,142,125
177,097	Southwest Bancorp, Inc. (a)			1,666,483
36,255	The Chubb Corp.			2,640,089
26,100	The J.M. Smucker Co.			1,971,072
121,400	The Western Union Co.			2,044,376
50,684	UnitedHealth Group, Inc.			2,965,014
129,700	Univest Corp. of Pennsylvania			2,143,941
33,351	Verizon Communications, Inc.			1,482,118
119,838	Webster Financial Corp.			2,595,691
36,600	WellPoint, Inc.			2,334,714
269,200	Xerox Corp.			2,118,604
				69,116,877

Total Common Stock
(Cost $165,997,578)				158,672,823

		Rate
Convertible Preferred Stock - 0.8%
1,200	BNC Bancorp, Series C (a) (Cost $1,200,000)	0.00%		1,347,361

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$32,571	Middlesex Federal Savings Bank	0.75%	12/15/12	$32,571
32,507	Stoneham Savings Bank	0.60	11/24/12	32,507
Total Certificates of Deposit
(Cost $65,078)				65,078
Total Short-Term Investments
(Cost $65,078)				65,078
Total Investments - 99.7%
(Cost $167,262,656)*				$160,085,262
Other Assets & Liabilities, Net – 0.3%				433,742
Net Assets – 100.0%				$160,519,004

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation				$27,970,724
Gross Unrealized Depreciation				(35,148,118)
Net Unrealized Depreciation				$(7,177,394)

See Notes to Financial Statements.	8

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$2,017,770	$-	$-	$2,017,770
Belgium	1,568,589	-	-	1,568,589
Canada	2,474,627	-	-	2,474,627
Finland	5,554,391	-	-	5,554,391
France	6,936,414	-	-	6,936,414
Germany	13,092,906	-	-	13,092,906
Hong Kong	1,579,500	-	-	1,579,500
India	1,617,879	-	-	1,617,879
Ireland	7,500,604	-	-	7,500,604
Israel	2,082,432	-	-	2,082,432
Italy	3,345,315	-	-	3,345,315
Japan	10,477,264	-	-	10,477,264
Norway	1,965,076	-	-	1,965,076
South Korea	3,383,793	-	-	3,383,793
South Africa	2,105,511	-	-	2,105,511
Sweden	7,102,293	-	-	7,102,293
Switzerland	2,357,551	-	-	2,357,551
Thailand	-	1,668,423	-	1,668,423
United Kingdom	12,725,608	-	-	12,725,608
United States	69,116,877	-	-	69,116,877
Convertible Preferred Stock	-	1,347,361	-	1,347,361
Certificates of Deposit	-	65,078	-	65,078
Total Investments At Value	$157,004,400	$3,080,862	$-	$160,085,262

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

See Notes to Financial Statements.	9

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

AFAPORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	13.3%
Consumer Staples	10.0%
Energy	6.1%
Financials	20.2%
Health Care	12.0%
Industrials	7.5%
Information Technology	8.7%
Materials	12.7%
Telecommunication Services	4.8%
Utilities	3.9%
Convertible Preferred Stock	0.8%
Short-Term Investments	0.0%
100.0%
AFA

See Notes to Financial Statements.	10

POLARIS GLOBAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012

ASSETS
Total investments, at value (Cost $167,262,656)	$160,085,262
Cash	198,717
Foreign currency (Cost $12,425)	12,425
Receivables:
Fund shares sold	1,484
Dividends and interest	513,705
Prepaid expenses	18,827
Total Assets	160,830,420

LIABILITIES
Payables:
Fund shares redeemed	41,666
Foreign capital gains tax payable	78,589
Accrued Liabilities:
Adviser	Investment adviser fees	126,671
Trustees’ fees and expenses	32
Fund services fees	38,333
Other expenses	26,125
Total Liabilities	311,416

NET ASSETS	$160,519,004

COMPONENTS OF NET ASSETS
Paid-in capital	$283,161,600
Undistributed net investment income	3,515,165
Accumulated net realized loss	(118,889,861)
Net unrealized depreciation	(7,267,900)
NET ASSETS	$160,519,004
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	11,458,935
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$14.01
*	Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	11

POLARIS GLOBAL VALUE FUND
STATEMENT OF OPERATIONS
JUNE 30, 2012

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $263,698)	$2,878,765
Interest income	2,279
Total Investment Income	2,881,044
Adviser
EXPENSES
Investment adviser fees	804,474
Fund services fees	230,938
Custodian fees	15,138
Registration fees	9,360
Professional fees	23,058
Trustees' fees and expenses	3,008
Miscellaneous expenses	18,371
Total Expenses	1,104,347

NET INVESTMENT INCOME	1,776,697

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(6,262,824)
Foreign currency transactions	(17,440)
Net realized loss	(6,280,264)
Net change in unrealized appreciation (depreciation) on:
Investments	19,772,524
Deferred foreign capital gains taxes	4,904
Foreign currency translations	(5,386)
Net change in unrealized appreciation (depreciation)	19,772,042
NET REALIZED AND UNREALIZED GAIN	13,491,778
INCREASE IN NET ASSETS FROM OPERATIONS	$15,268,475

See Notes to Financial Statements.	12

POLARIS GLOBAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
OPERATIONS
Net investment income	$1,776,697	$1,907,648
Net realized gain (loss)	(6,280,264)	5,051,482
Net change in unrealized appreciation (depreciation)	19,772,042	(20,526,062)
Increase (Decrease) in Net Assets Resulting from Operations	15,268,475	(13,566,932)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-	(1,595,224)

CAPITAL SHARE TRANSACTIONS
Sale of shares	4,319,182	7,887,984
Reinvestment of distributions	-	1,533,492
Redemption of shares	(10,920,444)	(30,889,356)
Redemption fees	3,101	5,524
Decrease in Net Assets from Capital Share Transactions	(6,598,161)	(21,462,356)
Increase (Decrease) in Net Assets	8,670,314	(36,624,512)

NET ASSETS
Beginning of Period	151,848,690	188,473,202
End of Period (Including line (a))	$160,519,004	$151,848,690

SHARE TRANSACTIONS
Sale of shares	314,742	604,481
Reinvestment of distributions	-	120,558
Redemption of shares	(791,524)	(2,251,882)
Decrease in Shares	(476,782)	(1,526,843)

(a) Undistributed net investment income.	$3,515,165	$1,738,468

See Notes to Financial Statements.	13

POLARIS GLOBAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six
	Months Ended
	June 30,		For the Years Ended December 31,
	2012		2011	2010		2009	2008		2007
NET ASSET VALUE, Beginning
of Period	$12.72		$14.00	$11.73		$8.66	$17.51		$19.98
INVESTMENT OPERATIONS
Net investment income (a)	0.15		0.15	0.11		0.09	0.25		0.20
Net realized and unrealized
gain (loss)	1.14		(1.29)	2.31		2.98	(8.41)		(0.94)
Total from Investment Operations	1.29		(1.14)	2.42		3.07	(8.16)		(0.74)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		(0.14)	(0.15)		— (b)	(0.31)		(0.26)
Net realized gain	—		—	—		—	(0.38)		(1.49)
Total Distributions to Shareholders	—		(0.14)	(0.15)		—	(0.69)		(1.75)
REDEMPTION FEES (a)	—	(b)	— (b)	—	(b)	— (b)	—	(b)	0.02
NET ASSET VALUE, End
of Period	$14.01		$12.72	$14.00		$11.73	$8.66		$17.51
TOTAL RETURN	10.14	%(c)	(8.16)%	20.64%		35.46%	(46.19)%		(3.97)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	160,519		151,849	188,473		191,398	176,263		602,703
Ratios of Average Net Assets
Net investment income	2.21	%(d)	1.10%	0.89%		0.91%	1.74%		0.99%
Net expense	1.37	%(d)	1.36%	1.38%		1.45%	1.43%		1.19%
Gross expense	1.37	%(d)	1.36%	1.39	% (e)	1.46%	1.43	% (e)	1.19	% (e)
PORTFOLIO TURNOVER RATE	10	%(c)	12%	10%		22%	16%		46%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	14

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 1. Organization

The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

15

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.

The volume of open currency positions may vary on a daily basis as the Fund transacts currency contracts in order to achieve the exposure desired by the adviser. During the six months ended June 30, 2012, the Fund entered into an aggregated total notional value of $9,836,937 of forward currency contracts.

16

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Derivatives Transactions - The Fund’s use of derivatives during the six months ended June 30, 2012, was limited to forward currency contracts. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended June 30, 2012, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Forward Currency Contracts	Realized Gain (Loss) – Foreign currency transactions and Change in Unrealized Appreciation (Depreciation) – Foreign currency translations	$1,235	$1,543

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide

17

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the Transfer Agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the shares held by such customers. During the six months ended June 30, 2012, the Fund did not make any payments under the shareholder service plan.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the six months ended June 30, 2012, were $16,412,610 and $19,298,546, respectively.

18

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 5. Federal Income Tax and Investment Transactions

As of December 31, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,747,529
Capital and Other Losses	(110,859,102)
Unrealized Depreciation	(28,799,498)
Total	$(137,911,071)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in passive foreign investment companies.

As of December 31, 2011, capital loss carryforwards to offset future capital gains were as follows with the respective expiration dates:

2016	2017	2018
$36,071,788	$59,164,411	$15,622,903

Note 6. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

19

POLARIS GLOBAL VALUE FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

Investment Advisory Agreement Approval

At the March 16, 2012 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

In connection with a presentation from a senior representative of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.  In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. In this regard, the Board considered, among other things, the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the Fund’s performance. The Board considered the Fund’s performance over the 3-year, 10-year and since inception periods ended December 31, 2011, noting that the Fund had outperformed its benchmark over these three periods. The Board also noted the Fund underperformed its benchmark for the 1-year and 5-year periods ended December 31, 2011. Given, among other things, the Fund’s performance during those periods, the Board concluded that the Fund’s performance was reasonable relative to its benchmark and that the Fund and its shareholders could benefit from the Adviser’s management of the Fund.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates and total expenses of similar mutual funds. The Board noted that the Adviser’s actual advisory

20

POLARIS GLOBAL VALUE FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

fee rate of the Fund was higher than the median of the Fund’s Lipper Inc. peer group, but that its total expense ratio was lower than the median of its peer group. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

21

POLARIS GLOBAL VALUE FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012, through June 30, 2012.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2012	June 30, 2012	Period*	Ratio*
Actual	$1,000.00	$1,101.41	$7.16	1.37%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.05	$6.87	1.37%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

22

Polaris Global Value Fund

INVESTMENT ADVISER
Polaris Capital Management, LLC
125 Summer Street
Boston, MA 02110

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

225-SAR-0612

SEMI-ANNUAL REPORT
June 30, 2012
(Unaudited)

Polaris
Capital Management, LLC
http://www.polarisfunds.com
(888) 263-5594

Semi-Annual Report

June 30, 2012 (Unaudited)

THE BEEHIVE FUND

Managed by Spears Abacus Advisors LLC

BEEHX

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis	3
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	12

The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of June 30, 2012, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The Fund is subject to various forms of risk including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments. Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.

THE BEEHIVE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

“Summer friends will melt away like summer snows, but winter friends are friends forever.”
- George R.R. Martin, Game of Thrones

Dear Shareholder,

History sure does rhyme.  For the third summer in a row, European debt fears have combined with another factor – whether it be an oil spill, the debt ceiling debate, or the U.S. fiscal stand-off and election – to push stock prices back from recent highs.  Despite prognostications to the contrary, the prior two pullbacks proved to be very attractive buying opportunities.  While we believe fear is once again overstated, there are indeed significant economic and political challenges.

The second quarter sell-off was no surprise.  As we discussed in our first quarter letter, the steep climb in equity prices from the fall of 2011 through March of 2012 left very little room for additional short-term gains and made some form of pullback likely.  However, the sudden bout of negativity and fatalism was steeper and shriller than we expected.  Moreover, the limited direct European exposure in the Fund seemed not to matter as a general “risk off” approach affected all equity prices.

We continue to believe in fundamental investing, notwithstanding its short-term deficiencies at discounting market emotion.  Stock prices are subject to perceptions and ideas, while the ultimate worth of a company is a factor of corporate results and cash flows.  We have largely built the Fund on winter friends – companies that are not faddish or speculative in their appeal, but have time tested and economically hardened business models.  These, we believe, provide the greatest risk adjusted returns over a cycle, even as the more popular summer friends melt away.

And while we believe the fundamentals are the ultimate diviner of truth, we recognize market opinion is part of the formula that drives our returns.  Great companies can continue to compound earnings, without accruing benefit to their stock price.  Microsoft and Comcast are two great companies that have multiplied their earnings over the last decade (and now pay significant dividends) while the stock prices treaded water or worse.  Recently, both stocks have been strong performers as fundamentals have outlasted passing theories of irrelevance and obsolescence.  Overall, we hold a portfolio today at a lower price-to-earnings multiple and, we believe, with greater earnings growth potential than we have at any time in the last five years (with the exception of the incredible buying opportunity in 2009).  While the market has not recognized what we believe to be the full value of the securities we hold, the facts continue to validate our initial analysis and will, we believe, overcome the market’s fears and worries.

The Fund

During the quarter, we exited our long-time position in Cooper Industries after it announced a sale of the company to Eaton Corp.  The sale price was a 27% premium over the prior close, and approximately a 50% return (nearly 60% including dividends received) from our initial purchase in 2008.  The deal consisted of cash and Eaton stock; as we do not have as much confidence in the combined entity as we did in Cooper, we exited shortly after the deal was announced.

We made one new significant purchase during the quarter.  Schlumberger has long been the gold standard in oil services.  We have followed the company and owned it on and off for decades.  The recent sell-off in energy commodities, and an even more exaggerated drop in service companies, gave us an attractive entry point.  Please see the Appendix for an extended discussion of SLB.

Subsequent to the close of the second quarter, we purchased a small position in Apple.   Although the share price of Apple has increased substantially over the years, the fundamentals have improved at an even greater rate.  In the past, our analysis always left us uncomfortable with the downside result if the company had not executed as everybody expected – the fact that it ran the table several times does not change the fact that new product introductions, new product category creation, and an unpredictable change in leadership presented risk.  Today, on a multiple of earnings basis, the stock is cheaper than it has been for many years.  Moreover, it appears that only modest success of existing product categories is required to achieve current market expectations and that the shares ignore the incredible level of cash on the balance sheet (larger than the total market cap of Amazon).

Concluding Thoughts

The greatest paradox of investing is that the best time to buy something always feels like the worst, and the worst time is when it feels like the best.  In 1999, notwithstanding many warnings to the contrary, most investors felt the stock market was a reasonable place to have a portion of their assets, and many felt it was a great place to have ALL of their assets.  Today, with stocks selling at “half price,” most

1

THE BEEHIVE FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

investors are skeptical, and many want nothing to do with it.  Doomsday type assets (treasury bonds, gold, put options) are at heavy premiums, while risk assets are at a steep discount.

To be sure, there are reasons for skepticism.  We seem to be facing a very poor mix of stagnant growth, political gridlock, challenging demographics, and slowing emerging markets – all combined with a volatile marketplace for public securities.  However, we believe that the current combination of politics, fiscal deficits and monetary policy are ultimately negative for the value of passive savings and purchasing power.  The hangover from the debt bubble has kept inflation in check as the deflationary effect of deleveraging works its way through the systems – but inflationary pressures will build.

All investors should maintain assets that are liquid and safe enough to provide for several years’ worth of spending needs and contingencies – even if they earn little or no return.  But, longer term purchasing power needs to be protected through diligent and careful investing.  There are an ample number of publicly traded corporations with cash rich balance sheets, nimble management, pricing power, entrenched businesses, strong dividend potential, and reasonable stock prices.  The short term may be volatile, but we believe that equity ownership at current levels will be well rewarded with significant long-term returns.

Sincerely,

Spears Abacus

Appendix

Schlumberger (SLB)

Energy exploration and production spending growth, which over the past few years has been focused at the margin on onshore North American shale development, is set to shift increasingly toward exploration, deepwater and international geographies.  Schlumberger has by far the most international exposure and expertise among large, broad-based oil service companies and accordingly, is the best positioned to capitalize upon this trend.  Further, exploration in general, and deepwater exploration in particular, is highly technical, which plays to Schlumberger’s strength as the undisputed technology leader in this high margin market segment.

Despite this favorable positioning, Schlumberger’s share price has been in a general downtrend relative to the S&P 500 and S&P Energy sector for a few years and shares currently sell at a lower P/E than at any time in the last five years with the exception of the 2008/2009 bear market trough.   This discounted valuation, combined with Schlumberger’s sustainable technology leadership and favorable industry trends, make us comfortable that shares will likely perform at least in line with our expectation of mid-to-high teens earnings-per-share growth over the next few years.

2

THE BEEHIVE FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2012

The  following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in The BeeHive Fund compared with the performance of the benchmark S&P 500 Index (the “S&P 500”) since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 684-4915. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.07%. However, the Fund’s advisor has agreed to contractually waive a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 0.99%, until at least April 30, 2013. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

Comparison of Change in Value of a $10,000 Investment
The BeeHive Fund vs. S&P 500

Average Annual Total Returns for Periods Ended June 30, 2012:	One Year	Since Inception 9/2/08
The BeeHive Fund	-6.43%	3.38%
S&P 500	5.45%	3.99%

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
9/2/2008
6/30/2009
6/30/2010
6/30/2011
6/30/2012
$11,614
$11,356
The BeeHive Fund
S&P 500 Index

3

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

	Security		LLC	Limited Liability Company
Shares	Description	Value	PLC	Public Limited Company
Common Stock - 94.7%			(a)	Non-income producing security.
Consumer Discretionary - 15.1%			(b)	Variable rate security. Rate presented is as of June 30, 2012.
129,220	Comcast Corp., Class A	$4,131,164
223,130	Digital Generation, Inc. (a)	2,760,118	* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
123,830	Imax Corp. (a)	2,975,635	Gross Unrealized Appreciation		$10,581,739
100,930	Johnson Controls, Inc.	2,796,770	Gross Unrealized Depreciation		(3,878,347)
		12,663,687	Net Unrealized Appreciation		$6,703,392
Consumer Staples - 3.7%
67,080	CVS Caremark Corp.	3,134,648
			The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.
Energy - 12.9%			The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more
54,155	Devon Energy Corp.	3,140,449	information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the
1	Kinder Morgan Management, LLC (a)	74	accompanying Notes to Financial Statements.
130,290	Marathon Oil Corp.	3,331,515	Valuation Inputs		Investments in Securities
36,590	Schlumberger, Ltd.	2,375,057	Level 1 - Quoted Prices		$79,275,125
69,070	The Williams Cos., Inc.	1,990,597	Level 2 - Other Significant Observable Inputs		4,241,485
		10,837,692	Level 3 - Significant Unobservable Inputs		-
Financials - 21.0%			Total		$83,516,610
55,810	ACE, Ltd.	4,137,196
69,605	Aon PLC	3,256,122	The Level 1 inputs displayed in this table are Common Stock. The Level 2 inputs displayed in this table are Money Market Funds. Refer to the Schedule of
98,630	CIT Group, Inc. (a)	3,515,173	Investments for a further breakout of each security by type.
132,220	MetLife, Inc.	4,078,987	AF There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.
105,040	SunTrust Banks, Inc.	2,545,119
		17,532,597	PORTFOLIO HOLDINGS
Health Care Equipment and Services - 3.8%			% of Total Investments
59,215	Baxter International, Inc.	3,147,277	Consumer Discretionary		15.2%
			Consumer Staples		3.7%
Industrials - 7.7%			Energy		13%
91,010	Republic Services, Inc.	2,408,125	Financials		21%
51,560	United Parcel Service, Inc., Class B	4,060,865	Health Care Equipment and Services		3.8%
		6,468,990	Industrials		7.7%
Pharmaceuticals, Biotechnology			Pharmaceuticals, Biotechnology and Life Sciences		7.8%
and Life Sciences - 7.8%			Software and Services		22.7%
71,470	Life Technologies Corp. (a)	3,215,435	Money Market Funds		5.1%
63,680	Thermo Fisher Scientific, Inc.	3,305,629			100.0%
		6,521,064
Software and Services - 22.7%
146,360	Broadridge Financial Solutions, Inc.	3,113,077
45,985	Check Point Software Technologies, Ltd. (a)	2,280,396
6,326	Google, Inc., Class A (a)	3,669,523
119,285	Microsoft Corp.	3,648,928
108,320	Oracle Corp.	3,217,104
180,531	The Western Union Co.	3,040,142
		18,969,170

Total Common Stock (Cost $72,571,733)		79,275,125

Money Market Funds - 5.1%
4,241,485	Fidelity Institutional Cash Money Market Fund, 0.17% (b) (Cost $4,241,485)	4,241,485

Total Investments - 99.8% (Cost $76,813,218)*		$83,516,610

Other Assets & Liabilities, Net – 0.2%		134,446
Net Assets – 100.0%		$83,651,056

See Notes to Financial Statements.	4

THE BEEHIVE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012

	ASSETS
	Total investments, at value (Cost $76,813,218)	$83,516,610
	Receivables:
	Fund shares sold	90,000
	Dividends	121,902
	Prepaid expenses	4,825
	Total Assets	83,733,337

	LIABILITIES
	Accrued Liabilities:
Advisor	Investment advisor fees	47,238
	Trustees’ fees and expenses	18
	Fund services fees	15,453
	Other expenses	19,572
	Total Liabilities	82,281

	NET ASSETS	$83,651,056

	COMPONENTS OF NET ASSETS
	Paid-in capital	$71,637,069
	Undistributed net investment income	200,393
	Accumulated net realized gain	5,110,202
	Net unrealized appreciation	6,703,392
	NET ASSETS	$83,651,056
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,742,528
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.80

See Notes to Financial Statements.	5

THE BEEHIVE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2012

INVESTMENT INCOME
Dividend income	$639,525
Total Investment Income	639,525
Advisor
EXPENSES
Investment advisor fees	332,676
Fund services fees	89,195
Custodian fees	4,482
Registration fees	2,861
Professional fees	20,897
Trustees’ fees and expenses	1,651
Miscellaneous expenses	10,418
Total Expenses	462,180
Fees waived and expenses reimbursed	(23,048)
Net Expenses	439,132

NET INVESTMENT INCOME	200,393

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	4,116,504
Net change in unrealized appreciation (depreciation) on investments	(1,360,750)
NET REALIZED AND UNREALIZED GAIN	2,755,754
INCREASE IN NET ASSETS FROM OPERATIONS	$2,956,147

See Notes to Financial Statements.	6

THE BEEHIVE FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2012	#	41090 #	#	40908
		For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
OPERATIONS
Net investment income		$200,393		$131,807
Net realized gain		4,116,504		2,523,793
Net change in unrealized appreciation (depreciation)		(1,360,750)		(7,156,269)
Increase (Decrease) in Net Assets Resulting from Operations		2,956,147		(4,500,669)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		-		(131,807)
Net realized gain		-		(1,558,290)
Total Distributions to Shareholders		-		(1,690,097)

CAPITAL SHARE TRANSACTIONS
Sale of shares		7,789,800		12,308,244
Reinvestment of distributions		-		1,671,462
Redemption of shares		(9,492,918)		(1,239,153)
Increase (Decrease) in Net Assets from Capital Share Transactions		(1,703,118)		12,740,553
Increase in Net Assets		1,253,029		6,549,787

NET ASSETS
Beginning of Period		82,398,027		75,848,240
End of Period (Including line (a))		$83,651,056		$82,398,027

SHARE TRANSACTIONS
Sale of shares		684,243		1,093,297
Reinvestment of distributions		-		163,536
Redemption of shares		(899,274)		(108,087)
Increase (Decrease) in Shares		(215,031)		1,148,746

(a) Undistributed net investment income.		$200,393		$-

See Notes to Financial Statements.	7

THE BEEHIVE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,			September 2, 2008 (a) through December 31, 2008
			2011	2010	2009
NET ASSET VALUE, Beginning of Period	$10.35		$11.14	$9.75	$7.44	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.02	0.05	0.05	0.02
Net realized and unrealized gain (loss)	0.43		(0.59)	1.59	2.30	(2.56)
Total from Investment Operations	0.45		(0.57)	1.64	2.35	(2.54)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.02)	(0.04)	(0.04)	(0.02)
Net realized gain	—		(0.20)	(0.21)	—	—
Total Distributions to Shareholders	—		(0.22)	(0.25)	(0.04)	(0.02)
NET ASSET VALUE, End of Period	$10.80		$10.35	$11.14	$9.75	$7.44
TOTAL RETURN	4.35	%(c)	(5.10)%	16.90%	31.59%	(25.45	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$83,651	$82,398		$75,848	$42,195	$23,668
Ratios to Average Net Assets:
Net investment income	0.45	%(d)	0.16%	0.46%	0.55%	0.79	%(d)
Net expense	0.99	%(d)	0.99%	0.99%	1.00%	1.00	%(d)
Gross expense (e)	1.04	%(d)	1.07%	1.47%	1.88%	3.79	%(d)
PORTFOLIO TURNOVER RATE	30	%(c)	34%	43%	33%	7	%(c)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Not annualized.
(d)				Annualized.
(e)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

THE BEEHIVE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

Note 1. Organization

The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the advisor believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all

9

THE BEEHIVE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of 0.25% of the Fund’s average daily net assets.  The Fund has waived payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date.  The Fund may remove the waiver and make payments under the Rule 12b-1 plan at any time, subject to Board approval.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Advisor has contractually agreed to waive and reimburse a portion of its fees through April 30, 2013, to limit annual operating expenses to 0.99%. For the six months ended June 30, 2012, fees waived were $23,048.

10

THE BEEHIVE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) and the resulting expenses do not exceed 0.99%.  As of June 30, 2012, the following amounts are subject to recapture by the Advisor:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2009	$178,966	December 31, 2012	$-
December 31, 2010	127,277	December 31, 2013	-
December 31, 2011	68,302	December 31, 2014	-
June 30, 2012	23,048	December 31, 2015	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the six months ended June 30, 2012, were $25,869,460 and $26,532,501, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of December 31, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Long-Term Gain	$1,160,785
Unrealized Appreciation	7,897,055
Total	$9,057,840

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

11

THE BEEHIVE FUND
ADDITIONAL INFORMATION
JUNE 30, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012, through June 30, 2012.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2012	June 30, 2012	Period*	Ratio*
Actual	$1,000.00	$1,043.47	$5.03	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.94	$4.97	0.99%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

12

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com

237-SAR-0612

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Forum Funds

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 24, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 24, 2012